Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments
Schedule of operating purchase contracts measured at nominal value

Nature of supplier	1 year	2 - 3 years	4 - 5 years	Total
Carbon credits	1,017	2,034	1,610	4,661
Energy acquisition	72	59	33	164

Schedule of provision for costs for social projects

December 31, 2023
Microcredit For Female Entrepreneurs (Donations)	260
Zero Drought for Small Holder Farmers	251
Water For All	770
Zero Hunger Action	69
Being a Child Program	51
Others	30
1,431